ARROW INVESTMENTS TRUST

6100 Chevy Chase Dr., Suite 100

Laurel, MD 20707

December 6, 2024

VIA ELECTRONIC TRANSMISSION

Securities & Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Attention: Filings - Rule 497(j)

Re:	Arrow Investments Trust Post-Effective Amendment No. 104 to the Registration Statement on Form N-1A (File No. 333-178164, CIK No. 0001527428)

Dear Sir/Madam:

This letter is being transmitted by means of electronic submission by Arrow Investments Trust (the "Trust"), on behalf of Arrow DWA Tactical: Balanced Fund, Arrow DWA Tactical: Macro Fund, Arrow Managed Futures Strategy Fund, Arrow DWA Tactical: Macro ETF, and Arrow DWA Tactical: International ETF, pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), and Regulation S-T.

Pursuant to Rule 497(j) under the 1933 Act, and on behalf of the Trust, I hereby certify that the form of Prospectus and Statement of Additional Information of the Arrow DWA Tactical: Balanced Fund, Arrow DWA Tactical: Macro Fund, Arrow Managed Futures Strategy Fund, Arrow DWA Tactical: Macro ETF, and Arrow DWA Tactical: International ETF, that would have been filed pursuant to paragraph (c) of Rule 497 under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 104 to the Trust's registration statement on Form N-1A (the "Amendment"). The text of the Amendment was filed electronically with the Securities and Exchange Commission on November 27, 2024 (Accession No. 0001580642-24-007157).

Questions related to this filing should be directed to JoAnn M. Strasser of Thompson Hine LLP at (614) 469-3265.

Very truly yours,

/s/ Timothy Burdick

Timothy Burdick

Secretary